Transactions with Related Parties and Joint Operators	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties and Joint Operators
13	TRANSACTIONS WITH RELATED PARTIES AND JOINT OPERATORS

a)	Transactions with related parties

Major transactions between the Company and its related parties are summarized as follows:

	2015	2016	2017
Revenue from sales of goods and services:
- Associates	1,400	—	3,367
- Joint operations	52,384	36,901	18,138

	53,784	36,901	21,505

Purchase of goods and services:
- Associates	18	739	2,776
- Joint operations	489	3,228	14,191

	507	3,967	16,967

Inter-company transactions are based on the price lists in force and terms and conditions that would be agreed with third parties.

b)	Key management compensation

Key management includes directors (executives and non-executives), members of the Executive Committee and Internal Audit Management. The compensation paid or payable to key management in 2017 amounted to S/90.5 million (S/106.9 million and S/111.7 millions in 2016 and 2015, respectively) and only relates to short-term benefits.

d)	Balances at the end of the year were:

	At December 31,		At December 31,
	2016		2017
	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations:
Consorcio Constructor Ductos del Sur	62,834	—	—	—
Consorcio GyM Conciviles	61,006	—	43,435	—
Consorcio Rio Urubamba	9,072	—	8,964	—
Consorcio Peruano de Conservación	8,784	—	7,417	—
Consorcio Vial Quinua	4,198	738	—	2,162
Consorcio Italo Peruano	4,174	17,325	14,536	18,849
Consorcio La Gloria	3,521	3,080	1,688	1,358
Terminales del Perú	3,215	259	3,290	—
Consorcio Rio Mantaro	3,191	6,886	1,134	763
Consorcio Vial Sierra	940	5,400	2,355	1,854
Consorcio Constructor Chavimochic	915	2,471	1,959	5,817
Consorcio Energía y Vapor	491	3,203	—	72
Consorcio Ermitaño	83	6,372	1,067	6
Consorcio Menegua	30	3,803	39	—
Consorcio para la Atención y Mantenimiento de Ductos	—	21,790	—	12,074
Consorcio Huacho Pativilca	—	3,434	—	2,377
Other minors	10,134	2,472	12,182	6,973

	172,588	77,233	98,066	52,305

	At December 31,		At December 31,
	2016		2017
	Receivable	Payable	Receivable	Payable
Other related parties:
Gaseoducto Sur Peruano S.A	—	—	2,407	—
Perú Piping Spools S.A.C.	9,076	—	279	185
Ferrovías Argentina	—	—	—	2,684
Arturo Serna	—	2,984	—	—

	9,076	2,984	2,686	2,869

Portion current	181,664	80,217	100,752	55,174

Non-current portion:
Gasoducto Sur Peruano S.A	531,384	—	773,930	—
Consorcio Constructor Ductos del Sur	—	37,238	—	—
Ferrovías Participaciones	—	20,813	—	21,648
Ferrovías Argentina	—	2,835	—	—
Arturo Serna	—	4,434	—	4,306

Portion current	531,384	65,320	773,930	25,954

Receivables and payables are mainly of current maturity and do not have specific guarantees, except for the receivable account from GSP. Accounts receivable from related parties have maturity periods of 60 days and arise from sales of goods and services. These balances are non-interest-bearing, and at December 31, 2017 an impairment was recognized for S/18 million, in the receivables of GyM from Consorcio GyM Conciviles.

The non-current balance corresponds to the obligations arising from the early termination of the GSP project (Note 16.a-i). As of December 31, 2017, the book value of the non-current account receivable recorded by the Company, for S/515 million, is similar to its fair value as it was recorded using the discounted cash flow method, at a 2.92% that originated a discount value of US$ 22.8 million (equivalent to S/76.9 million) Note 28. Additionally, as a consequence of the early termination of the GSP, and the related facts, the subsidiary GyM SA reclassified as of December 31, 2017, the balances of the Consorcio Constructor Ductos del Sur to which adjustments for impairment had previously been applied (Note 5.1 f) and which, up to 2016, was included in the consolidation under the proportional share method. The value of accounts receivable from CCDS correspond mainly to collection rights to GSP for S/244 million.

Accounts payable to related parties have maturity periods of 60 days and arise from engineering, construction, maintenance and other services received. These balances are not interest-bearing due to their short-term maturities.

Transactions with non-controlling interest are disclosed in Note 36.